CREDIT FACILITY (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Feb. 21, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 CAD ($)
Credit Facility
Credit facility	$ 628	$ 3,000	$ 850	$ 0	$ 20,000
Credit Facility interest Description	The credit facility bears interest at a rate of 0.75% - 1% plus Canadian prime rate for loans denominated in Canadian dollars and 0.75% - 1% plus US prime rate for loans denominated in US dollars.